Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio - Government Money Market Fund Class 3 | Tri-party RBC Dominion Securities, Inc.07/01/2024 5.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | Tri-party TD Securities (USA) LLC07/01/2024 5.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | Federal Home Loan Banks Discount Notes07/22/2024 5.140% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | U.S. Treasury Bills07/23/2024 5.150% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | Federal Home Loan Mortgage Corp. Discount Notes07/08/2024 4.810% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | U.S. Treasury Bills07/02/2024 4.010% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | U.S. Treasury Bills07/05/2024 4.570% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | U.S. Treasury Bills07/09/2024 4.870% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | U.S. Treasury Bills07/18/2024 5.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | Federal Home Loan Banks Discount Notes07/19/2024 5.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Variable Portfolio - Government Money Market Fund Class 3 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | Tri-party RBC Dominion Securities, Inc.07/01/2024 5.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | Tri-party TD Securities (USA) LLC07/01/2024 5.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | Federal Home Loan Banks Discount Notes07/22/2024 5.140% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | U.S. Treasury Bills07/23/2024 5.150% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | Federal Home Loan Mortgage Corp. Discount Notes07/08/2024 4.810% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | U.S. Treasury Bills07/02/2024 4.010% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | U.S. Treasury Bills07/05/2024 4.570% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | U.S. Treasury Bills07/09/2024 4.870% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | U.S. Treasury Bills07/18/2024 5.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | Federal Home Loan Banks Discount Notes07/19/2024 5.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Variable Portfolio - Government Money Market Fund Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | Tri-party RBC Dominion Securities, Inc.07/01/2024 5.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | Tri-party TD Securities (USA) LLC07/01/2024 5.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | Federal Home Loan Banks Discount Notes07/22/2024 5.140% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | U.S. Treasury Bills07/23/2024 5.150% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | Federal Home Loan Mortgage Corp. Discount Notes07/08/2024 4.810% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | U.S. Treasury Bills07/02/2024 4.010% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | U.S. Treasury Bills07/05/2024 4.570% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | U.S. Treasury Bills07/09/2024 4.870% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | U.S. Treasury Bills07/18/2024 5.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | Federal Home Loan Banks Discount Notes07/19/2024 5.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Variable Portfolio - Government Money Market Fund Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%